Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Organization

Organization

DaVita Inc. principally operates kidney dialysis centers and provides related lab services primarily in outpatient dialysis centers and in contracted hospitals mainly across the United States. The Company also operates other ancillary services and strategic initiatives, which include the Company’s international operations that relate primarily to its core business of providing kidney dialysis services. As of December 31, 2011, the Company operated or provided administrative services through a network of 1,809 outpatient dialysis centers located in the United States throughout 43 states and the District of Columbia, serving approximately 142,000 patients. In addition, as of December 31, 2011, the Company operated or provided administrative services to 11 outpatient dialysis centers located in three countries outside of the United States. The Company’s U.S. dialysis and related lab services business qualifies as a separately reportable segment and all other ancillary services and strategic initiatives, including the Company’s international operations, have been combined and disclosed in the other segments category.

Basis of presentation

Basis of presentation

These consolidated financial statements are prepared in accordance with United States generally accepted accounting principles. The financial statements include DaVita and its subsidiaries, partnerships and other entities in which it maintains a 100% or majority voting interest, another controlling financial interest, or of which it is the primary beneficiary (collectively, the Company). All significant intercompany transactions and balances have been eliminated. Non-marketable equity investments are recorded under the equity or cost method of accounting based upon whether the Company has significant influence over the investee. The Company has evaluated subsequent events through the date these consolidated financial statements were issued, and have included all necessary disclosures. For the Company’s international subsidiaries, local currencies are their functional currencies. A translation adjustment results from the process of translating the Company’s international subsidiaries’ financial statements which are reflected at their functional currencies into the Company’s reporting currency (USD). The translation adjustment as of and for the year ended December 31, 2011 was immaterial.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities, contingencies and temporary equity. Although actual results in subsequent periods will differ from these estimates, such estimates are developed based on the best information available to management and management’s best judgments at the time made. All significant assumptions and estimates underlying the amounts reported in the financial statements and accompanying notes are regularly reviewed and updated when necessary. Changes in estimates are reflected in the financial statements based upon on-going actual experience trends, or subsequent settlements and realizations depending on the nature and predictability of the estimates and contingencies. Interim changes in estimates related to annual operating costs are applied prospectively within annual periods.

The most significant assumptions and estimates underlying these financial statements and accompanying notes involve revenue recognition and accounts receivable, impairments of long-lived assets and valuation adjustments, accounting for income taxes, quarterly and annual variable compensation accruals, purchase accounting valuation estimates, fair value estimates and stock-based compensation. Specific estimating risks and contingencies are further addressed within these notes to the consolidated financial statements.

Net operating revenues and accounts receivable

Net operating revenues and accounts receivable

Revenues associated with Medicare and Medicaid programs are recognized based on: (a) the payment rates that are established by statute or regulation for the portion of the payment rates paid by the government payor (e.g., 80% for Medicare patients) and (b) for the portion not paid by the primary government payor, estimates of the amounts ultimately collectible from other government programs paying secondary coverage (e.g., Medicaid secondary coverage), the patient’s commercial health plan secondary coverage, or the patient. Effective January 1, 2011, the Company’s reimbursements from Medicare are now subject to certain variations under Medicare’s new single bundled payment rate system, whereby reimbursements can be adjusted for certain patient characteristics and other factors. The Company’s revenue recognition will depend upon its ability to effectively capture, document and bill for Medicare’s base payment rate as well as these other variable factors. In addition, as a result of the potential range of variations that can occur in the Company’s reimbursements from Medicare under the new single bundled payment rate system, the Company’s revenue recognition is now subject to a greater degree of estimating risk.

Revenues associated with commercial health plans are estimated based on contractual terms for the patients under healthcare plans with which the Company has formal agreements, non-contracted health plan coverage terms if known, estimated secondary collections, historical collection experience, historical trends of refunds and payor payment adjustments (retractions), inefficiencies in the Company’s billing and collection processes that can result in denied claims for payments, and regulatory compliance issues.

Operating revenues are recognized in the period services are provided. Revenues consist primarily of payments from Medicare, Medicaid and commercial health plans for dialysis and ancillary services provided to patients. A usual and customary fee schedule is maintained for the Company’s dialysis treatments and other patient services; however, actual collectible revenue is normally recognized at a discount from the fee schedule.

Commercial revenue recognition also involves significant estimating risks. With many larger, commercial insurers the Company has several different contracts and payment arrangements, and these contracts often include only a subset of the Company’s centers. It is often not possible to determine which contract, if any, should be applied prior to billing. In addition, for services provided by non-contracted centers, final collection may require specific negotiation of a payment amount, typically at a significant discount from the Company’s usual and customary rates.

Effective January 1, 2011, services covered by Medicare are now subject to a greater degree of estimating risk under Medicare’s new single bundled payment rate system, whereby reimbursements from Medicare can vary significantly depending upon certain patient characteristics and other variable factors. Prior to January 1, 2011, services covered by Medicare as well as Medicaid were less subject to estimating risks since both Medicare and Medicaid rates used a prospective payment method established in advance with definitive terms. Even with the new bundled payment rate system, Medicare payments for bad debt claims are still subject to individual center profitability, as established by cost reports, and require evidence of collection efforts. As a result, billing and collection of Medicare bad debt claims can be delayed significantly, and final payment is subject to audit.

Medicaid payments, when Medicaid coverage is secondary, can also be difficult to estimate. For many states, Medicaid payment terms and methods differ from Medicare, and may prevent accurate estimation of individual payment amounts prior to billing.

Net revenue recognition and allowances for uncollectible billings require the use of estimates of the amounts that will ultimately be realized considering, among other items, retroactive adjustments that may be associated with regulatory reviews, audits, billing reviews and other matters. The Company’s policy is to write-off any uncollectible accounts receivable balance only after all collection efforts have been exhausted or when write-off is mandated by federal or state policies or required by certain payor contracts. It is also the Company’s policy to write-off any accounts receivable balance associated with any payors or patients upon the Company receiving notification of a bankruptcy filing.

The Company’s range of revenue estimating risk for the dialysis and related lab services segment is generally expected to be within 1% of its revenue. Changes in revenue estimates for prior periods are separately disclosed, if material.

Management and administrative support services are provided to outpatient dialysis centers and physician practices and certain other clinics that the Company does not own or in which the Company owns a minority equity investment interest. The management fees are principally determined as a percentage of the managed operations’ revenues or cash collections and in some cases an additional component based upon a percentage of operating income. Management fees are included in net operating revenues when earned, and represent less than 1% of total consolidated operating revenues.

Other income	Other income Other income includes interest income on cash investments and other non-operating gains from investment transactions.
Cash and cash equivalents	Cash and cash equivalents Cash equivalents are short-term highly liquid investments with maturities of three months or less at date of purchase.
Inventories

Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and consist principally of pharmaceuticals and dialysis-related supplies. Rebates related to inventory purchases are recorded when earned and are based on certain qualification requirements based upon a variety of factors including future pricing levels by the manufacturer and data submission.

Property and equipment

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization and is further reduced by any impairments. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization expenses are computed using the straight-line method over the useful lives of the assets estimated as follows: buildings, 20 to 40 years; leasehold improvements, the shorter of their economic useful life or the expected lease term; and equipment and information systems, principally 3 to 8 years. Disposition gains and losses are included in current operating expenses.

Investments

Investments

Based upon the Company’s intentions and strategy involving investments in debt and equity securities, the Company classifies certain debt securities as held-to-maturity and measures them at amortized cost. Based upon the Company’s other strategies involving investments, the Company classifies equity securities that have readily determinable fair values and certain other debt securities as available for sale and measures them at fair value. Unrealized gains or losses from available for sale investments are recorded in other comprehensive income until realized.

Amortizable intangibles

Amortizable intangibles

Amortizable intangible assets and liabilities include non-competition and similar agreements, lease agreements, hospital acute services contracts, deferred debt financing costs and the Alliance and Product Supply Agreement, each of which have finite useful lives. Non-competition and similar agreements are amortized over the terms of the agreements, typically ten years, using the straight-line method. Lease agreements and hospital acute service contracts are amortized on a straight-line basis over the term of the lease and the contract period, respectively. Deferred debt financing costs are amortized to debt expense over the term of the related debt using the effective interest method. The Alliance and Product Supply Agreement intangible liability is being amortized using the straight-line method over the term of the agreement, which is ten years.

Goodwill

Goodwill

Goodwill represents the difference between the fair value of acquired businesses and the fair value of the identifiable tangible and intangible net assets acquired. Goodwill is not amortized, but is assessed for valuation impairment as circumstances warrant and at least annually. An impairment charge would be recorded to the extent the carrying amount of goodwill exceeds its implied fair value. The Company operates several reporting units for goodwill impairment assessments. See Note 10 to the consolidated financial statements for further details.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including property and equipment, equity investments in non-consolidated businesses, and amortizable intangible assets with finite useful lives, are reviewed for possible impairment at least annually and whenever significant events or changes in circumstances indicate that an impairment may have occurred, including changes in the Company’s business strategy and plans, changes in the quality or structure of its relationships with its partners and deteriorating operating performance of individual outpatient dialysis centers or other operations. An impairment is indicated when the sum of the expected future undiscounted net cash flows identifiable to an asset or asset group is less than its carrying amount. Impairment losses are measured based upon the difference between the actual or estimated fair values, which are based on market values, net realizable values or projections of discounted net cash flows, as appropriate, compared to the carrying amount of the asset. Impairment charges are included in operating expenses.

Income taxes

Income taxes

Federal and state income taxes are computed at current enacted tax rates less tax credits using the asset and liability method. Deferred taxes are adjusted both for items that do not have tax consequences and for the cumulative effect of any changes in tax rates from those previously used to determine deferred tax assets or liabilities. Tax provisions include amounts that are currently payable, changes in deferred tax assets and liabilities that arise because of temporary differences between the timing of when items of income and expense are recognized for financial reporting and income tax purposes, changes in the recognition of tax positions and any changes in the valuation allowance caused by a change in judgment about the realizability of the related deferred tax assets. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized.

The Company uses a recognition threshold of more-likely-than not and a measurement attribute on all tax positions taken or expected to be taken in a tax return in order to be recognized in the financial statements. Once the recognition threshold is met, the tax position is then measured to determine the actual amount of benefit to recognize in the financial statements.

Self insurance

Self insurance

The Company maintains insurance reserves for professional and general liability and workers’ compensation in excess of certain individual and or aggregate amounts not covered by third-party carriers. The Company estimates the self-insured retention portion of professional and general liability and workers’ compensation risks using third-party actuarial calculations that are based upon historical claims experience and expectations for future claims.

Noncontrolling interests

Noncontrolling interests

Noncontrolling interests represent the third-party’s minority equity ownership interests in consolidated entities which are majority-owned by the Company. As of December 31, 2011, third parties held noncontrolling ownership interests in 196 consolidated entities.

Stock-based compensation

Stock-based compensation

The Company’s stock-based compensation awards are measured at their estimated fair value on the date of grant. Stock-based compensation expense recognized in a period represents the straight-line amortization during that period of the estimated grant date fair value of current and prior stock-based awards over their vesting terms, adjusted for expected forfeitures.

Interest rate swap and cap agreements

Interest rate swap and cap agreements

The Company has entered into several interest rate swap agreements as a means of hedging its exposure to and volatility from variable-based interest rate changes as part of its overall risk management strategy. These agreements are designated as cash flow hedges and are not held for trading or speculative purposes. The swap agreements have the economic effect of converting the LIBOR variable component of the Company’s interest rate to fixed rates. In addition, in January 2011, the Company entered into several interest rate cap agreements that have the economic effect of capping the Company’s maximum exposure to LIBOR variable interest rate changes on specific portions of the Company’s other variable-based rate debt. See Note 13 to the consolidated financial statements for further details.

Fair value estimates

Fair value estimates

The Company currently measures the fair value of certain assets, liabilities and noncontrolling interests subject to put provisions (temporary equity) based upon certain valuation techniques that include observable or unobservable market inputs and assumptions that market participants would use in pricing these assets, liabilities and temporary equity. The Company also has classified its assets, liabilities and temporary equity into the appropriate fair value hierarchy levels as defined by the Financial Accounting Standards Board (FASB). See Note 23 to the consolidated financial statements for further details.

New accounting standards

New accounting standards

On January 1, 2012, the Company adopted FASB’s Accounting Standard Update (ASU) No. 2011-08, Intangibles – Goodwill and Other. This standard amends the current two-step goodwill impairment test required under the existing accounting guidance. This amendment allows entities the option to first assess certain qualitative factors to ascertain whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount to determine if the two-step impairment test is necessary. If an entity concludes that certain events or circumstances prove that it is more likely than not that the fair value of a reporting unit is less than its carrying amount then an entity is required to proceed to step one of the two-step goodwill impairment test. This standard is effective during interim and annual periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted FASB’s ASU No. 2011-07, Health Care Entities-Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts. This standard amends the current presentation and disclosure requirements for Health Care Entities that recognize significant amounts of patient service revenue at the time the services are rendered without assessing the patient’s ability to pay. This standard requires health care entities to reclassify the provision for bad debts from an operating expense to a deduction from patient service revenues. In addition, this standard requires more disclosure on the policies for recognizing revenue, assessing bad debts, as well as quantitative and qualitative information regarding changes in the allowance for doubtful accounts. This standard is applied retrospectively to all prior periods presented and is effective during interim and annual periods beginning after December 15, 2011. The adoption of this standard required the Company to change the presentation in its financial statements. See Note 28 to the consolidated financial statements for further details.

On January 1, 2012, the Company adopted FASB’s ASU No. 2011-05, Comprehensive Income – Presentation of Comprehensive Income. This standard amends the current presentation requirements for comprehensive income by eliminating the presentation of the components of other comprehensive income within the statement of equity. This standard allows two options on how to present the various components of comprehensive income. These options are either to report the components of comprehensive income separately on the income statement or to present total other comprehensive income and the components of other comprehensive income in a separate statement. This standard does not change the items that must be reported in other comprehensive income or when an item must be reclassified into net income. This standard is applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption is permitted. The adoption of this standard required the Company to change the presentation in its financial statements. See Note 28 to the consolidated financial statements for further details.

On January 1, 2012, the Company adopted FASB’s ASU No. 2011-04, Fair Value Measurement. This standard amends the current fair value measurement and disclosure requirements to improve comparability between U.S. GAAP and International Financial Reporting Standards (IFRS). The intent of this standard is to update the disclosures that describe several of the requirements in U.S. GAAP for measuring fair value and to enhance disclosures about fair value measurements which will improve consistency between U.S. GAAP and IFRS. This standard does not change the application of the requirements on fair value measurements and disclosures. This standard is applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.